Treasury Shares (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) shares
Treasury Shares (Details) [Line Items]
Shares purchases | shares	1,683,544
Total shares	$ 1,320
NASDAQ Stock Exchange [Member]
Treasury Shares (Details) [Line Items]
Total shares	$ 1,320